Basis of preparation of the financial statements - Presentation currency (Details)	3 Months Ended						6 Months Ended
	Jun. 30, 2020 R$ / $	Jun. 30, 2020 R$ / $ R$ / €	Jun. 30, 2020 R$ / $ R$ / $	Jun. 30, 2019 R$ / $	Jun. 30, 2019 R$ / €	Jun. 30, 2019 R$ / $	Jun. 30, 2020 R$ / $	Jun. 30, 2020 R$ / $ R$ / €	Jun. 30, 2020 R$ / $ R$ / $	Jun. 30, 2019 R$ / $	Jun. 30, 2019 R$ / €	Jun. 30, 2019 R$ / $	Jun. 30, 2020 R$ / €	Jun. 30, 2020 R$ / $	Dec. 31, 2019 R$ / $	Dec. 31, 2019 R$ / €	Dec. 31, 2019 R$ / $
Exchange rates used to translate operations
Closing rate	5.4760	5.4760	5.4760				5.4760	5.4760	5.4760				6.1539	4.0226	4.0307	4.5305	3.1034
Average rate	5.3854	5.9279	3.8882	3.9221	4.4068	2.9312	4.9218	5.4211	3.5992	3.8459	4.3440	2.8833